ADOPTION OF NEW ACCOUNTING STANDARDS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Balance of unrealized gains in comprehensive income	$ 26,764